Other net income (Details) - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2023
Other net income
Net foreign exchange gain/(losses)	¥ (15,025)	¥ (19,357)	¥ (33,730)	¥ 109,095
(Losses)/gain on disposal of property, plants and equipment and intangible assets	1,632	(7,275)	2,534	5,350
Investment income from other investments	14,281	103,675	81,145	42,921
Gains on revaluation of the previously held equity-accounted investees		8,600
Scrap income	5,912	11,935	10,742	12,137
Net change in fair value of other investments	14,270	77,227	29,930	(3,692)
(Provision)/reversal of litigation compensation	408		300	(37,710)
Gains relating to cancellation and modification of lease contracts	4,821	12,123	15,201	193
Others			4,883
Gain on disposal of a subsidiary		194	8,759
Others	(1,930)	(6,062)		(3,488)
Total	¥ 21,105	¥ 195,610	¥ 114,696	¥ 114,106